SUBSEQUENT EVENTS (Narrative) (Details)			12 Months Ended
	Mar. 11, 2020 CAD ($) shares	Jan. 10, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) share shares	Dec. 31, 2018 CAD ($) share
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement			$ 1.33	$ 0.16
Proceeds from exercise of options				$ 109,600
Number of share options forfeited in share-based payment arrangement | share			50,000	0
Weighted average exercise price of share options forfeited in share-based payment arrangement			$ 3.24	$ 0
Agreement with National Bank Financial ("NBF")
Disclosure of non-adjusting events after reporting period [line items]
Number of share issued to underwriters on bought-deal basis | shares	9,100,000
Share issued to underwriters on bought-deal basis, per share	$ 8.25
Value of share issued to underwriters on bought-deal basis	$ 75,100,000
Private placement in subsequent period [Member] | SSR Mining Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued in private placement | shares		1,819,074
Shares issued in private placement, per share		$ 7.28
Value of common shares issued in private placement		$ 13,242,859
Pro rata ownership interest		9.90%
Exercise of stock options in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued upon exercise of stock options | shares			874,500
Proceeds from exercise of options			$ 740,610
Exercise of stock options in subsequent period [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement			0.16
Exercise of stock options in subsequent period [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement			$ 4.54
Cancellation of stock options forfeited in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options forfeited in share-based payment arrangement | share			25,000
Weighted average exercise price of share options forfeited in share-based payment arrangement			$ 8.21